Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2014	2015
	HK$	HK$

Property, plant and equipment:
Buildings	132,986	136,099
Plant and machineries	303,933	343,771
Furniture, fixtures and equipment	92,370	103,779
Leasehold improvements	1,244	1,242
Computer equipment	15,122	19,859
Motor vehicles	9,895	11,607
Land use right	-	19,902
	555,550	636,259
Accumulated depreciation and amortization	(272,050)	(304,598)
Construction in progress	-	4,830
Property, plant and equipment, net	283,500	336,491

The Group’s interests in land use right represent prepaid operating lease payment of land located in Kai Ping. The land use right in the PRC is leased held for medium term.

As of December 31, 2015, construction in progress mainly represents the production facilities and foundation work in construction in the factories located in China.

Depreciation and amortization of property, plant and equipment were HK$122,189, HK$107,396 and HK$92,702 during the years ended December 31, 2013, 2014 and 2015, respectively.